Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	DEUTSCHE DWS PORTFOLIO TRUST
Entity Central Index Key	0000088063
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000016770
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Class A
Trading Symbol	SZIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.75%

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 285,951,991
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 363,006
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

C000016773
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Class C
Trading Symbol	SZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.50%

Gross expense ratio as of the latest prospectus: 1.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
AssetsNet	$ 285,951,991
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 363,006
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

C000016774
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Class S
Trading Symbol	SCSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 285,951,991
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 363,006
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%

C000016775
Shareholder Report [Line Items]
Fund Name	DWS Total Return Bond Fund
Class Name	Institutional Class
Trading Symbol	SZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Total Return Bond Fund ("the Fund") for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.50%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 285,951,991
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 363,006
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	285,951,991
Number of Portfolio Holdings	292
Portfolio Turnover Rate (%)	158
Total Net Advisory Fees Paid ($)	363,006
Effective Duration	6.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	42%
Government & Agency Obligations	19%
Mortgage-Backed Securities Pass-Throughs	18%
Collateralized Mortgage Obligations	9%
Asset-Backed	7%
Commercial Mortgage-Backed Securities	6%
Short-Term U.S. Treasury Obligations	2%
Warrants	0%
Cash Equivalents and Other Assets and Liabilities, Net	(3%)
Total	100%